Property and equipment, net	6 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net

10. Property and equipment, net

Property and equipment consisted of the following:

	As of
	September 30, 2023	March 31, 2023
Server hardware	$19,190,009	$20,050,414
Vehicles	95,746	211,946
	19,285,755	20,262,360
Less: accumulated depreciation	(13,709,142)	(14,420,101)
Less: impairment	(5,513,730)	(5,760,944)
Property and equipment, net	$62,883	$81,315

The impairment to property and equipment for the six months ended September 30, 2023 and 2022, were $5,513,730 and $0, respectively. Subsequent to March 31, 2023, no additional impairment was recorded to property and equipment for the six months ended September 30, 2023, while the slight change was due to foreign currency fluctuation.

Additions to property and equipment for the six months periods ended September 30, 2023 and 2022 were both nil. Disposals of property and equipment for the six months ended September 30, 2023 were $4,785, with a gain of $1,545, while no disposal of property and  equipment for the six months ended September 30, 2022.

Depreciation expenses were $11,827 and $ 2,045,964 for the six months periods ended September 30, 2023 and 2022, respectively.